Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Tax percentage	25.00%
Preferential enterprise income tax rate, description	Taiying, Central BPO, JTTC, SCBI, JCBI, HTCC, and JXTT were entitled to a preferential EIT rate of 15%.
HNTE [Member]
Income Taxes (Textual)
Tax percentage	15.00%
Taiying [Member]
Income Taxes (Textual)
Tax percentage	15.00%	15.00%	15.00%
Other PRC [Member]
Income Taxes (Textual)
Tax percentage	25.00%
Preferred Partner [Member]
Income Taxes (Textual)
Tax percentage	15.00%
HONG KONG
Income Taxes (Textual)
Tax percentage	16.50%